Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended	7 Months Ended
	Dec. 17, 2020	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)			9,195,000	9,195,000
Price per warrant (in Dollars per share)				$ 1.849
Proceeds received of private placement				$ 3,445,000
Private placement warrants, description			Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share.	Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share.
Working capital debt			$ 1,500,000	$ 1,500,000
Business combination warrant price, per share (in Dollars per share)			$ 1.00	$ 1.00
Business combination, description			In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $500,000, or $575,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension (each, an “Extension Loan”). Any such payments would be made in the form of a non-interest bearing, unsecured promissory note. Such notes would either be paid upon consummation of a Business Combination, or, at the relevant insiders’ discretion, converted upon consummation of a Business Combination into additional Private Warrants at a price of $1.00 per Private Placement Warrant.	In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $500,000, or $575,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension (each, an “Extension Loan”). Any such payments would be made in the form of a non-interest bearing, unsecured promissory note. Such notes would either be paid upon consummation of a Business Combination, or, at the relevant insiders’ discretion, converted upon consummation of a Business Combination into additional Private Warrants at a price of $1.00 per Private Placement Warrant.
Incurred expenses			$ 30,000
Related party due			30,000
Aggregate purchase price				$ 2,900,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)		1,437,500
Common Stock, par value (in Dollars per share)		$ 0.0001
Price per warrant (in Dollars per share)				$ 0.849
Payment of monthly rent			10,000	$ 10,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Forfeiture of founder shares (in Shares)		187,500
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Forfeiture of founder shares (in Shares)	187,500	187,500
Price per warrant (in Dollars per share)	$ 10.00
Proceeds received of private placement			$ 3,400,000	$ 3,400,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)			3,445,000	3,445,000
Price per warrant (in Dollars per share)			$ 1.00	$ 1.00
Proceeds received of private placement	$ 3,400,000		$ 3,400,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)			5,750,000	5,750,000
Loan amount		$ 300,000
Additional borrowings	$ 157,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate price		$ 25,000
Issued and outstanding common stock, percentage		20.00%